Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

19 Subsequent events

The Company has assessed all subsequent events through April 8, 2026 which is the date that these consolidated financial statements are issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statement except for the following:-

(i)	The Company divested its loss-making subsidiary in Australia on February 6, 2026.

(ii)	The Company successfully executed a fund-raising exercise on March 31, 2026. The proceeds are intended to support the Company’s working capital requirements and ongoing operations.

iii)

On April 1, 2026, approved by the Board of Directors and the Nominating and Corporate Governance Committee of SIMPPLE LTD. (the “Company”), Mr. Ho Hin Yip was appointed as the independent director, as well as the chairperson of the Nominating and Corporate Governance Committee, a member of the Audit Committee and Compensation Committee of the Company, effective from April 1, 2026.

(iv)

The Company has received a letter of demand dated 1 April 2026 from a prospective third party purchaser under Share Purchase Agreements entered into on 25 September 2025, including unasserted claims for specific performance and damages.

As at the date of these financial statements, no legal proceedings have been commenced against the Company in respect of this matter. The Company has obtained legal advice and, based on that advice, management is of the view that the likelihood of any outflow of economic resources arising from this matter is remote. Accordingly, no provision has been recognised in the financial statements.